U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-1A


                                                                            __
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /x/

                  Pre-Effective Amendment No.       1

                  Post-Effective Amendment No.

                                                           and/or

                                                                            --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /x/

                  Amendment No.       1

                       (Check appropriate box or boxes)

                       THE GANNETT WELSH & KOTLER FUNDS

              (Exact Name of Registrant as Specified in Charter)

                              222 Berkeley Street
                          Boston, Massachusetts 02116
                   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:  (617) 236-8900

                            T. Williams Roberts III
                       The Gannett Welsh & Kotler Funds

                              222 Berkeley Street
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)



                                  Copies to:

                                Tina D. Hosking
                               MGF Service Corp.
                         312 Walnut Street, 21st Floor
                            Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

         Registrant has declared its intention to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said
Section 8(a) may determine.

                       THE GANNETT WELSH & KOTLER FUNDS

                             Cross Reference Sheet
                            Pursuant to Rule 481(a)
                       Under the Securities Act of 1933


PART A
Item No.          Registration Statement Caption                                        Caption in Prospectus

1.                Cover Page                                                            Cover Page

2.                Synopsis                                                              Expense Information

3.                Condensed Financial Information                                       Performance Information

4.                General Description of Registrant                                     Investment Objective,
                                                                                        Investment Policies and Risk
                                                                                        Considerations; Operation of
                                                                                        the Fund

5.                Management of the Fund                                                Operation of the Fund

6.                Capital Stock and Other Securities                                    Cover Page; Operation of the
                                                                                        Fund; Dividends and
                                                                                        Distributions; Taxes

7.                Purchase of Securities Being Offered                                  How to Purchase Shares;
                                                                                        Shareholder Services;
                                                                                        Exchange Privilege;
                                                                                        Distribution Plan;
                                                                                        Calculation of Share Price;
                                                                                        Application

8.                Redemption or Repurchase                                              How to Redeem Shares;
                                                                                        Shareholder Services;
                                                                                        Exchange Privilege

9.                Pending Legal Proceedings                                             Inapplicable

PART B
                                                                                        Caption in Statement
                                                                                        of Additional
Item No.          Registration Statement Caption                                        Information

10.               Cover Page                                                            Cover Page

11.               Table of Contents                                                     Table of Contents

                                      (i)


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12.               General Information and History                                       The Trust

13.               Investment Objectives and Policies                                    Definitions, Policies and
                                                                                        Risk Considerations; Quality
                                                                                        Ratings of Corporate Bonds
                                                                                        and Preferred Stocks;
                                                                                        Investment Limitations;
                                                                                        Securities Transactions;
                                                                                        Portfolio Turnover

14.               Management of the Fund                                                Trustees and Officers

15.               Control Persons and Principal Holders                                 Inapplicable
                  of Securities

16.               Investment Advisory and Other Services                                The Investment Adviser;
                                                                                        Distribution Plan;
                                                                                        Custodian; Auditors; MGF
                                                                                        Service Corp.

17.               Brokerage Allocation and Other                                        Securities Transactions
                  Practices

18.               Capital Stock and Other Securities                                    The Trust

19.               Purchase, Redemption and Pricing of                                   Calculation of Share
                  Securities Being Offered                                              Price; Redemption in Kind

20.               Tax Status                                                            Taxes

21.               Underwriters                                                          Inapplicable

22.               Calculation of Performance Data                                       Historical Performance
                                                                                        Information

23.               Financial Statements                                                  Statements of Assets and
                                                                                        Liabilities


PART C

                  The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


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                                                                    PROSPECTUS
                                                                 _______, 1996

                       THE GANNETT WELSH & KOTLER FUNDS

                              222 Berkeley Street
                          Boston, Massachusetts 02116
                                (617) 236-8900



                               GW&K EQUITY FUND

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         The GW&K Equity Fund (the "Fund"), a separate series of The Gannett
Welsh & Kotler Funds, seeks long-term total return, from a combination of capital growth and growth of income, by investing in a diversified portfolio of equity securities.

         Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, manages the Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974.

         Prior to the offering of Fund shares to the public, the Fund will exchange its shares for portfolio securities of GW&K Equity Fund, L.P. and, as a result, such exchange may result in adverse tax consequences to future shareholders of the Fund (see "Taxes").

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated _______, 1996 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling the number listed below.
_________________________________________________________________ For
Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free) . . . . . . . . . . . . . . . 888-495-3863

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

Shareholder Transaction Expenses

      Sales Load Imposed on Purchases . . . . . . . . . . . . . . .  None
      Sales Load Imposed on Reinvested Dividends. . . . . . . . . .  None
      Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . .  None
      Redemption Fees . . . . . . . . . . . . . . . . . . . . . . .  None*



* A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."



Annual Fund Operating Expenses (as a percentage of average net assets)


      Management Fees After Waivers . . . . . . . . . . .   .75%(A)
      12b-1 Fees. . . . . . . . . . . . . . . . . . . . .   None(B)
      Other Expenses. . . . . . . . . . . . . . . . . . .   .50%
      Total Fund Operating Expenses After Waivers . . . .  1.25%(C)



(A) Absent waivers of management fees, such fees would be 1.00%.

(B)            The Fund may incur 12b-1 fees of up to .25% per annum.
               Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

(C) Absent waivers of management fees, total Fund operating expenses would be 1.50%.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period:                                1 Year              $13
                                                    3 Years              40

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INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS



      The Fund is a series of The Gannett Welsh & Kotler Funds (the "Trust"). The investment objective of the Fund is to seek long-term total return, from a combination of capital growth and growth of income, by investing in a diversified portfolio of equity securities. Equity securities include common stocks and securities convertible into common stock (such as convertible bonds, convertible preferred stocks and warrants). The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.



      The Fund pursues its investment objective by following flexible long-term investment policies emphasizing companies with strong balance sheets and growth potential. Securities will be purchased for the Fund's portfolio if, in the Adviser's opinion, their prices are undervalued or attractively valued. Measures such as price-to-earnings ratios and ratios of market price to book value in comparison with similar measures for companies included in the Standard & Poor's Index of 500 Common Stocks will be used to determine value. The Fund will also seek out companies which have experienced earnings and dividend growth at, or above, market norms. While the Fund intends to invest primarily in companies which are leaders in their respective industries, the Fund will also invest in less well known companies.

      The Adviser intends to assemble a portfolio of securities diversified as to company and industry. The Adviser will consider the desirability of increasing or reducing the Fund's investment in the particular industry to which the issuer of a security belongs in view of the Fund's goal of achieving industry diversification. The Adviser expects that each economic sector within the Standard & Poor's Index of 500 Common Stocks will be represented in the Fund's portfolio.

      Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of the Fund will fluctuate.

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     The Fund will invest primarily in domestic equity securities, although it may invest in foreign companies through the purchase of sponsored American Depository Receipts (certificates of ownership issued by an American bank or trust company as a convenience to investors in lieu of the underlying shares which such bank or trust company holds in custody) or other securities of foreign issuers that are publicly traded in the United States. When selecting foreign investments, the Adviser will seek to invest in securities that have investment characteristics and qualities comparable to the kinds of domestic securities in which the Fund invests. Investment in securities of foreign issuers involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risks, investments in foreign securities involve sovereign risk, which includes local political and economic developments, potential nationalization, withholding taxes on dividend or interest payments and currency blockage. Foreign companies may have less public or less reliable information available about them and may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be less liquid or more volatile than securities of U.S. companies.

      The Fund expects to invest primarily in securities currently paying dividends, although it may buy securities that are not paying dividends but offer prospects for growth of capital or future income. Under normal circumstances, at least 65% of the Fund's total assets will be invested in common stocks and securities convertible into common stock (such as convertible bonds, convertible preferred stocks and warrants). The Fund may invest in preferred stocks and bonds without regard to quality ratings assigned by rating organizations such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"). Lower-rated securities (commonly called "junk bonds"), i.e. securities rated Baa or below by Moody's or BBB or below by S&P, or the equivalent, will have speculative characteristics (including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market). Because lower-rated securities have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for such securities and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of lower-rated securities may exercise redemption or call provisions, which may force the Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return for investors. The Fund does not currently intend to

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invest more than 5% of its net assets in lower-rated securities. If subsequent to its purchase by the Fund, the reduction of a security's rating below Baa or BBB causes the Fund to hold more than 5% of its net assets in lower-rated securities, the Adviser will sell a sufficient amount of such lower-rated securities, subject to market conditions and the Adviser's assessment of the most opportune time for sale, in order to lower the percentage of the Fund's net assets invested in such securities to 5% or less.

      When the Adviser believes substantial price risks exist for common stocks and securities convertible into common stocks because of uncertainties in the investment outlook or when in the judgment of the Adviser it is otherwise warranted in selling to manage the Fund's portfolio, the Fund may temporarily hold for defensive purposes all or a portion of its assets in short-term obligations such as bank debt instruments (certificates of deposit, bankers' acceptances and time deposits), commercial paper rated A-3 or better by S&P or Prime-3 or better by Moody's, shares of money market investment companies, U.S. Government obligations having a maturity of less than one year or repurchase agreements. The Fund may invest up to 10% of its total assets in shares of money market investment companies. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

      If, in addition to believing that substantial price risks exist for common stocks and securities convertible into common stocks, the Adviser believes that market indicators point to lower interest rates, the Fund may, in seeking to achieve its investment objective, invest up to 35% of its net assets in U.S. Government obligations of any maturity. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal

Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e. all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise.


      The Fund may also engage in the following investment techniques, each of which may involve certain risks:

      Repurchase Agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Adviser's judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations or other liquid high-grade debt obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

      Lending Portfolio Securities. The Fund may, from time to time, lend securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although the Fund does have the ability to make loans of all of its portfolio securities, it is the present intention of the Trust, which may be changed without shareholder approval, that such loans will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.



      Borrowing and Pledging. The Fund may borrow money from banks provided that, immediately after any such borrowing, there is asset coverage of 300% for all borrowings of the Fund. The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to limit its borrowings to 5% of its total assets only for emergency or extraordinary purposes and not for leverage.



      Portfolio Turnover. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 100%, but may be either higher or lower. A 100% turnover rate would occur, for example, if all the securities of the Fund were replaced once in a one-year period. High turnover involves correspondingly greater commission expenses and transaction costs. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which

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the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES

        Your initial investment in the Fund ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Trust's transfer agent, MGF Service Corp., by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by MGF Service Corp. by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

      You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201- 5354. Checks should be made payable to the "GW&K Equity Fund." An account application is included in this Prospectus.

      The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

      Investors should be aware that the Fund's account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

      Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF Service Corp. in the transaction.

      You may also purchase shares of the Fund by wire. Please telephone MGF Service Corp. (Nationwide call toll-free 888-495-

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3863) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

      Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to MGF Service Corp. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Trust reserves the right to charge shareholders for this service upon thirty days prior notice to shareholders.

      You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable or endorsed to the "GW&K Equity Fund." Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.

SHAREHOLDER SERVICES

      Contact MGF Service Corp. (Nationwide call toll-free
888-495-3863) for additional information about the shareholder services described below.


      Automatic Withdrawal Plan

      If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.



      Tax-Deferred Retirement Plans

      Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

      --       Keogh Plans for self-employed individuals
      --       Individual retirement account (IRA) plans for

               individuals and their non-employed spouses
      --       Qualified pension and profit-sharing plans for

               employees, including those profit-sharing plans with a

               401(k) provision

      -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

      Direct Deposit Plans

      Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.



      Automatic Investment Plan

      You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. MGF Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account
which would reduce your return from an investment in the Fund.      HOW TO
REDEEM SHARES

      You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

      Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon thirty days written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

      You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

      You will receive the net asset value per share next determined after receipt by MGF Service Corp. of your redemption request in the form described above. Payment is made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. At the discretion of the Trust or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

      The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of the other series of the Trust, the GW&K Government Securities Fund, at net asset value. Shares of the Fund may also be exchanged at net asset value for shares of the Short Term Government Income Fund (a series of Midwest Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income consistent with protection of capital. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Fund at net asset value.

      You may request an exchange by sending a written request to MGF Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example, during times of unusual market activity), consider requesting your exchange by mail or by visiting the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. An exchange will be effected at the next determined net asset value after receipt of a request by MGF Service Corp.

      Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact MGF Service Corp. to obtain a current prospectus and more information about exchanges among the funds.

DIVIDENDS AND DISTRIBUTIONS

      The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

      Distributions are paid according to one of the following options:

      Share Option -                     income distributions and capital gains
                                         distributions reinvested in additional
                                         shares.

      Income Option -                    income distributions and short-term
                                         capital gains distributions paid in
                                         cash; long-term capital gains
                                         distributions reinvested in additional
                                         shares.

      Cash Option - income distributions and capital gains distributions paid in cash.

      You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

      If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

TAXES

       The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Dividends distributed by the Fund from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.



      It is anticipated that, prior to the offering of shares of the Fund to the public, the Fund will exchange its shares for portfolio securities of GW&K Equity Fund, L.P. (the "Partnership"), a Delaware limited partnership, after which the Partnership would dissolve and distribute Fund shares received pro rata to its partners. Following this exchange transaction (the "Exchange"), partners of the Partnership will constitute all of the shareholders of the Fund, except for shares representing seed capital contributed to the Fund by Harold G. Kotler and Edward B. White. The Exchange is intended to qualify as a tax-free reorganization, with no gain or loss to be recognized by the Partnership or its partners. The Exchange may result in adverse tax consequences to future shareholders of the Fund. As a result of this Exchange, the Fund may acquire securities that have appreciated in value from the date they were originally acquired by the Partnership. If these appreciated securities were to be sold by the Fund after the Exchange, the amount of the gain would be taxable to future shareholders as well as to shareholders who received Fund shares in the Exchange. The effect of this for future shareholders would be to immediately tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on shareholders who received Fund shares in the Exchange would be to reduce their potential liability for tax on capital gains by spreading such liability over a larger asset base. As of June 30, 1996, the amount of unrealized capital gains of the Partnership is $6,187,300 (or 34% of the Partnership's net assets as of that date).

      The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

OPERATION OF THE FUND



      The Fund is a diversified series of The Gannett Welsh & Kotler Funds, an open-end management investment company organized as a Massachusetts business trust on April 30, 1996. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

      The Trust retains Gannett Welsh & Kotler, Inc., 222 Berkeley Street, Boston, Massachusetts 02116 (the "Adviser"), to manage the Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The controlling shareholders of the Adviser are Harold G. Kotler and Benjamin H. Gannett. The Adviser has not previously provided investment advisory services to a registered investment company. The Fund pays the Adviser a fee, payable monthly, at the annual rate of 1.00% of the average value of its daily net assets.

      As of the date of this Prospectus, Harold G. Kotler and Edward B. White are the sole shareholders of the Fund.



      Mr. White, a Principal and Senior Vice President of the
Adviser, is primarily responsible for managing the Fund's portfolio. Mr. White has been employed by the Adviser since
1989.

      In addition to the advisory fee, the Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

      The Trust has retained MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio, to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. MGF Service Corp. is a subsidiary of Leshner Financial, Inc., of which Robert H. Leshner is the controlling shareholder.

      MGF Service Corp. also provides accounting and pricing services to the Fund. MGF Service Corp. receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.


      In addition, MGF Service Corp. has been retained to provide administrative services to the Fund. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays MGF Service Corp. a fee, payable monthly, for these administrative services at the annual rate of
 .10% of the average value of its daily net assets up to $100,000,000, .075% of such assets from $100,000,000 to $200,000,000 and .05% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $1,000 per month.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund.

      Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940 or when the matter affects only the interest of a particular series. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN

      Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and, any other expenses related to the distribution of the Fund's shares.

      The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

      Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE

      On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.


      U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the average of the highest current independent bid and lowest current independent offer, (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (3) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (4) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of the Fund will fluctuate with the value of the securities it holds.



PERFORMANCE INFORMATION



      From time to time, the Fund may advertise its "average annual total return." Average annual total return figures are based on historical earnings and are not intended to indicate future performance.


      The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in an advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return". A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

      From time to time the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc.("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Value Line Composite Index, the NASDAQ Composite Index and the Russell 2000 Index. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.



Prior Performance of GW&K Equity Fund, L.P. The investment performance illustrated below represents, from August 1, 1991 forward, the performance for the GW&K Equity Fund, L.P. (the "Partnership"), which was managed by the Adviser with investment objectives, policies and strategies substantially similar to those to be employed by the Adviser in managing the Fund. It should be noted that the Partnership is not registered under the Investment Company Act of 1940; if the Partnership had been so registered, performance may have been adversely affected.

      While the Adviser will employ for the Fund investment objectives and strategies that are substantially similar to those that were employed by the Adviser in managing the Partnership, in managing the Fund, the Adviser may be subject to certain restrictions on its investment activities to which, as investment adviser to the Partnership, it was not previously subject. Examples include limits on the percentage of assets invested in securities of issuers in a single industry, and requirements on distributing income to shareholders. Operating expenses will be incurred by the Fund which were not incurred by the Partnership. The following performance data should not be relied upon by investors as an indication of future performance of the Fund.


Periodic Rates of Return

                                            GW&K                     S&P               Russell
                                           Equity                    500                2000

Period                                    Fund, L.P.                Index               Index

August 1 -
December 31, 1991                          10.86%*                  9.09%*              10.47%*

Year Ended
December 31, 1992                           6.19%                   7.61%               18.40%

Year Ended
December 31, 1993                          18.34%                  10.12%               18.90%

Year Ended
December 31, 1994                          -4.07%                   1.31%               -3.20%

Year Ended
December 31, 1995                          40.21%                  37.50%               26.20%

January 1 -
June 30, 1996                              10.81%*                 10.04%*              10.36%*

August 1, 1991
through June 30,1996

Annualized Return                          15.73%                   14.66%              15.97%
Cumulative Return                         107.63%                   98.15%             109.72%

* Not Annualized

THE GANNETT WELSH & KOTLER FUNDS
222 Berkeley Street
Boston, Massachusetts 02116
Nationwide: (Toll-Free) 888-495-3863

Board of Trustees
Arlene Zoe Aponte-Gonzalez
Benjamin H. Gannett
Morton S. Grossman
Harold G. Kotler
Timothy P. Neher
Josiah A. Spaulding, Jr.
Allan Tofias



Investment Adviser
GANNETT WELSH & KOTLER, INC.
222 Berkeley Street
Boston, Massachusetts 02116
(617) 236-8900

Transfer Agent
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio  45201-5354



Shareholder Service
Nationwide: (Toll-Free) 888-495-3863

Rate Line
Nationwide: (Toll-Free) 800-852-4052



TABLE OF CONTENTS

Expense Information                                                   . . .
Investment Objective, Investment Policies and
  Risk Considerations.......................................................
How to Purchase Shares......................................................
Shareholder Services........................................................
How to Redeem Shares........................................................
Exchange Privilege..........................................................
Dividends and Distributions.................................................
Taxes.......................................................................
Operation of the Fund.......................................................
Distribution Plan...........................................................
Calculation of Share Price..................................................
Performance Information.....................................................

-----------------------------------------------------------------

         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

Account Application
Please mail account application to:

MGF Service Corp.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

THE GANNETT
WELSH &
KOTLER FUNDS:
GW&K EQUITY FUND

                                       ACCOUNT NO. ___________________________
                                                   (For Fund Use Only)

                                       FOR BROKER/DEALER USE ONLY

              Firm Name:______________________________________________________

Home Office Address:       ___________________________________________________
Branch Address:      ________________________________________________________
Rep Name & No.:          ____________________________________________________
Rep Signature:       ________________________________________________________








=============================================================================

Initial Investment of $____________________________ ($2,000 minimum)

o  Check or draft enclosed payable to the Fund.

o  Bank Wire From:  __________________________________________________________

o  Exchange From:   __________________________________________________________
                     (Fund Name)                         (Fund Account Number)

ACCOUNT NAME                                                  S.S. #/TAX I.D.#

------------------------------------- ----------------------------------------
Name of Individual, Corporation, Organization, or Minor, etc.      (In case of
                                                             custodial account
                                                    please list minor's S.S.#)

________________________________________________________________  Citizenship:
                                                                   o  U.S.
  Name of Joint Tenant, Partner, Custodian                         o  Other___


ADDRESS                                                         PHONE

-------------------------------------------------------        (   )-----------
Street or P.O. Box                                              Business Phone

------------------------------------------------------         (   )-----------
  City                State       Zip                           Home Phone

Check Appropriate Box: o Individual  o Joint  Tenant  (Right  of   survivorship
presumed)           o Partnership    o Corporation o Trust       o Custodial
o Non-Profit        o Other

Occupation and Employer Name/Address_________________________________________

Are you an associated person of an NASD member?   o  Yes   o   No

=============================================================================

TAXPAYER IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. Check box if appropriate: o I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code;

   or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

o I certify under penalties of perjury that a Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if I do not provide a Taxpayer Identification Number within 60 days that 31% of all reportable payments will be withheld until I provide a number.
==============================================================================

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

o  Share Option   --        Income distributions and capital gains distributions
                            automatically reinvested in additional shares.

o  Income Option --         Income distributions and short term capital
                            gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

o  Cash Option    --        Income distributions and capital gains distributions
                            paid in cash.

==============================================================================

SIGNATURES

By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints MGF Service Corp. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Trust for credit to the investor's account and to surrender for redemption shares held in the investor's account for payment of service charges incurred by the investor. The investor further agrees that MGF Service Corp. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release the Trust, Gannett Welsh & Kotler, Inc., MGF Service Corp., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein. Neither the Trust, MGF Service Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The investor(s) will bear the risk of any such loss. The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

---------------------                 -------------------------
Signature of Individual Owner,        Signature of Joint Owner, if Any
Corporate Officer, Trustee, etc.

---------------------                ---------------------------
Title of Corporate Officer,                  Date
Trustee, etc.

            NOTE: CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE
                  THE RESOLUTION FORM ON THE REVERSE SIDE.
                  UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.

AUTOMATIC INVESTMENT PLAN (COMPLETE FOR INVESTMENTS INTO THE FUND)

The Automatic Investment Plan is available for all established accounts of The Gannett Welsh & Kotler Funds. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $100.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $100.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ ______per month         ABA Routing Number____________________
        in the GW&K Equity Fund
                                        FI Account Number_____________________

                                        o  Checking Account o  Savings Account

----------------------------------------------------------------------
Name of Financial Institution (FI)     Please make my automatic investment on:
                                      o the  last  business  day of  each month
                                      o the 15th day of each month
                                      o both the 15th and last  business day
___________________________________
  City                        State

X_______________________________    X_________________________________________
(Signature of Depositor EXACTLY           (Signature of Joint Tenant - if any)
 as it appears on FI Records)

  (Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

PLEASE ATTACH A VOIDED CHECK FOR THE AUTOMATIC INVESTMENT PLAN.

INDEMNIFICATION TO DEPOSITOR'S BANK
   In consideration of your participation in a plan which MGF Service Corp. ("MGF") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by MGF, MGF hereby agrees:

   MGF will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to their own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. MGF will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. MGF will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six
(6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

==============================================================================

AUTOMATIC WITHDRAWAL PLAN (COMPLETE FOR WITHDRAWALS FROM THE FUND)

This is an authorization for you to withdraw $_________ from my mutual fund account beginning the last business day of the month of
___________________________________.

Please Indicate Withdrawal Schedule (Check One):

o  MONTHLY -- Withdrawals will be made on the last business day of each month.
o  QUARTERLY -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
o  ANNUALLY -- Please make withdrawals on the last business day of the month of:________.

Please Select Payment Method (Check One):

o EXCHANGE: Please exchange the withdrawal proceeds into another account number: ____ ____-- ____ ____
o CHECK: Please mail a check for my withdrawal proceeds to the mailing address on this account.
o ACH TRANSFER: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three business days and that there is no charge.
o BANK WIRE: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

     PLEASE ATTACH A VOIDED        ___________________________________________
     CHECK FOR ACH OR BANK WIRE     Bank Name                     Bank Address

                                    ------------------------------------------
                                    Bank ABA#                        Account #

Account Name

o SEND TO SPECIAL PAYEE (OTHER THAN APPLICANT): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_________________________________________________________________

Please send to:_______________________________________________________________
              Street address              City                  State      Zip

==============================================================================

RESOLUTIONS

(This Section to be completed by Corporations, Trusts, and Other Organizations)

RESOLVED:  That this  corporation  or  organization  become a shareholder of The Gannett Welsh & Kotler Funds (the Trust) and that

------------------------------------------------------------------------------
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint MGF Service Corp. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                                                    CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and Bylaws or other empowering documents of the

-----------------------------------------------------------------------------
                                              (Name of Organization)

incorporated or formed under the laws of______________________________________
                                        (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on___________________________________________________________________________
at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

  NAME                                      TITLE

     -------------------------------       -----------------------------------

     -------------------------------       -----------------------------------

     -------------------------------     -------------------------------------

Witness my hand and seal of the corporation or organization this___________day of_________________, 19_______

---------------------------              -------------------------------------
      *Secretary-Clerk                   Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.




                                                                    PROSPECTUS
                                                                 _______, 1996




                       THE GANNETT WELSH & KOTLER FUNDS

                              222 Berkeley Street
                          Boston, Massachusetts 02116
                                (617) 236-8900



                        GW&K GOVERNMENT SECURITIES FUND

-----------------------------------------------------------------


         The GW&K Government Securities Fund (the "Fund"), a separate series of The Gannett Welsh & Kotler Funds, seeks total return, through both income and capital appreciation. The Fund will invest primarily in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.



         Gannett Welsh & Kotler, Inc. (the "Adviser"), 222 Berkeley Street, Boston, Massachusetts 02116, manages the Fund's investments. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974.

         This Prospectus sets forth concisely the information about the Fund that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional
Information dated _______, 1996 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional
Information can be obtained at no charge by calling the number listed below.



-----------------------------------------------------------------
For Information or Assistance in Opening An Account, Please Call:

Nationwide (Toll-Free) . . . . . . . . . . . . . .   888-495-3863

-----------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

Shareholder Transaction Expenses

      Sales Load Imposed on Purchases . . . . . . . . . . . . . . .  None
      Sales Load Imposed on Reinvested Dividends. . . . . . . . . .  None
      Exchange Fee. . . . . . . . . . . . . . . . . . . . . . . . .  None
      Redemption Fees . . . . . . . . . . . . . . . . . . . . . . .  None*



* A wire transfer fee is charged in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."



Annual Fund Operating Expenses (as a percentage of average net assets)


      Management Fees After Waivers . . . . . . . . . . .   .50%(A)
      12b-1 Fees. . . . . . . . . . . . . . . . . . . . .   None(B)
      Other Expenses. . . . . . . . . . . . . . . . . . .   .50%
      Total Fund Operating Expenses After Waivers . . . .  1.00%(C)



(A) Absent waivers of management fees, such fees would be .75%.

(B)            The Fund may incur 12b-1 fees of up to .25% per annum.
               Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

(C) Absent waivers of management fees, total Fund operating expenses would be 1.25%.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
of each time period:                                1 Year              $10
                                                    3 Years              32

INVESTMENT OBJECTIVE, INVESTMENT POLICIES AND RISK CONSIDERATIONS



         The Fund is a series of The Gannett Welsh & Kotler Funds (the "Trust"). The investment objective of the Fund is to seek total return, through both income and capital appreciation. The Fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval, but only after notification has been given to shareholders and after this Prospectus has been revised accordingly. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. Unless otherwise indicated, all investment practices and limitations of the Fund are nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Under normal market conditions, at least 65% of the Fund's total assets will be invested in U.S. Government obligations. "U.S. Government obligations" include securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury obligations are backed by the "full faith and credit" of the United States Government. U.S. Treasury obligations include Treasury bills, Treasury notes and Treasury bonds. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations which are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Agencies and instrumentalities established by the United States Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the United States Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the United States Treasury.

         The Fund may invest up to 35% of its total assets in preferred stocks and debt securities which are not U.S. government obligations (including corporate debt securities, bank debt instruments, mortgage-backed and asset-backed securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks) without regard to quality ratings assigned by rating organizations such as Moody's Investors Service, Inc.
("Moody's") and Standard & Poor's Ratings Group ("S&P").

         Lower-rated debt securities (commonly called "junk bonds"), i.e. securities rated Baa or below by Moody's or BBB or below by S&P, or the equivalent, may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds. Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default. The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category. When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the Fund's ability to dispose of portfolio securities at a desirable price. In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated bonds.

         The Fund does not currently intend to invest more than 35% of its net assets in lower-rated debt securities. If subsequent to its purchase by the Fund, the reduction of a security's rating below Baa or BBB causes the Fund to hold more than 35% of its net assets in lower-rated securities, the Adviser will sell a sufficient amount of such lower-rated securities, subject to market conditions and the Adviser's assessment of the most opportune time for sale, in order to lower the percentage of the Fund's net assets invested in such securities to 35% or less.



         There is no limit on the maturity of the securities in which the Fund may invest. The average maturity of the Fund may be as high as 20 years or may be shorter depending on the Adviser's assessment of the current and future interest rate environment. Securities with longer maturities generally offer both higher yields and greater exposure to market fluctuation from changes in interest rates. Consequently, to the extent the Fund is significantly invested in securities with longer maturities, investors in the Fund should be aware that there is a possibility of greater fluctuation in the Fund's net asset value.

         Investments in debt securities are subject to inherent market risks and fluctuations in value due to changes in earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser. Debt securities are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., the securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. As a result, the return and net asset value of the Fund will fluctuate.



         For defensive purposes, the Fund may temporarily hold all or a portion of its assets in money market instruments. The money market instruments which the Fund may own from time to time include U.S. Government obligations having a maturity of less than one year, shares of money market investment companies, commercial paper rated A-3 or better by S&P or Prime-3 or better by Moody's, repurchase agreements, bank debt instruments (certificates of deposit, time deposits and bankers' acceptances) and U.S. dollar-denominated instruments issued by domestic or foreign branches of U.S. banks and U.S. branches of foreign banks. The Fund may invest up to 10% of its total assets in shares of money market investment companies. Investments by the Fund in shares of money market investment companies may result in duplication of advisory, administrative and distribution fees. The Fund will not invest more than 5% of its total assets in securities of any single investment company and will not purchase more than 3% of the outstanding voting securities of any investment company.

         Mortgage-Backed and Asset-Backed Securities. The Fund may invest in mortgage-backed securities, which are mortgage loans made by banks, savings and loan institutions, and other lenders which are assembled into pools. Often these securities are issued and guaranteed by an agency or instrumentality of the United States Government, though not necessarily backed by the full faith and credit of the United States Government, or are collateralized by U.S. Government obligations. The Fund invests in mortgage-backed securities representing undivided ownership interests in pools of mortgage loans, including Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) Certificates and so-called "CMOs" -- i.e., collateralized mortgage obligations which are issued by non-governmental entities.

         The Fund may also invest in stripped mortgage-backed securities, which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage-backed security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa, and could even lose its entire investment. Although stripped mortgage-backed securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not developed for certain stripped mortgage-backed securities. The Fund will not invest more than 15% of its net assets in stripped mortgage-backed securities and CMOs for which there is no established market and other illiquid securities. The Fund may invest more than 15% of its net assets in stripped mortgage-backed securities and CMOs deemed to be liquid if the Adviser determines, under the direction of the Board of Trustees, that the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. In addition, pursuant to the position of the staff of the Securities and Exchange Commission, the Fund will not invest more than 5% of its total assets in any CMO which is an investment company under the Investment Company Act of 1940 and will not invest more than 10% of its total assets in all such CMOs and securities of other investment companies.

         The rate of return on mortgage-backed securities such as GNMA, FNMA and FHLMC Certificates, CMOs and stripped mortgage-backed securities may be affected by the rate of early prepayment of principal on the underlying loans. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.


         The Fund's investments in mortgage-backed securities may be extremely sensitive to changes in interest rates because they subject the Fund to extension risk, i.e., the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a mortgage-backed security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term debt securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term debt securities. During times of rapidly rising interest rates, the Fund may have a portfolio of securities with a much higher average life than was anticipated at the time such securities were purchased. Thus, an increase in interest rates would not only likely decrease the value of the Fund's mortgage-backed securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt securities into long-term debt securities.



         Asset-backed securities may include such securities as Certificates for Automobile Receivables and Credit Card Receivable Securities. Certificates for Automobile Receivables represent undivided fractional interests in a pool of motor vehicle retail installment sales contracts. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment or losses if the full amounts due on underlying sales contracts are not realized because of unanticipated costs of enforcing the contracts or because of depreciation, damage or loss of the vehicles securing the contracts, or other factors. Credit Card Receivable Securities are backed by receivables from revolving credit card agreements.

An acceleration in cardholders' payment rates may adversely affect the overall return to holders of such certificates. Unlike most other asset-backed securities, Credit Card Receivable Securities are unsecured obligations of the credit cardholders. The Fund may also invest in other asset-backed securities that may be developed in the future, provided that this Prospectus is revised before the Fund does so. The Fund will not invest more than 15% of its net assets in asset-backed securities for which there is no established market and other illiquid securities.

         Mortgage-backed securities, when they are issued, have stated maturities of up to forty years, depending on the length of the mortgages underlying the securities. In practice, unscheduled or early payments of principal on the underlying mortgages may make the securities' effective maturity shorter than this. A security based on a pool of forty-year mortgages may have an average life of as short as two years. The average life of asset-backed securities may also be substantially less than the stated maturity of the contracts or receivables underlying such securities. It is common industry practice to estimate the average life of mortgage-backed and asset-backed securities based on assumptions regarding prepayments. The Fund will assume an average life based on the prepayment characteristics of the underlying mortgages or other assets.

         Bank Debt Instruments. The Fund may invest in certificates of deposit, time deposits and bankers' acceptances issued by commercial banks. Certificates of deposit are receipts from a bank for funds deposited for a specified period of time at a specified rate of return. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund will not invest more than 15% of its net assets in time deposits maturing in greater than seven days and other illiquid securities.

         The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

         Foreign Securities. The Fund may invest in U.S. dollar-denominated fixed-income securities issued by foreign issuers, foreign branches of U.S. banks and U.S. branches of foreign banks. Investment in securities of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of domestic issuers. In addition to credit and market risks, investments in foreign securities involve sovereign risk, which includes local political and economic developments, potential nationalization, withholding taxes on dividend or interest payments and currency blockage. Foreign companies may have less public or less reliable information available about them and may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be less liquid or more volatile than securities of U.S. companies. The Fund will not invest more than 15% of its net assets in foreign securities which, in the opinion of the Adviser, are not readily marketable and other illiquid securities.


         Real Estate Securities. The Fund will not invest in real estate (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of REITs it may acquire, the Fund does not presently intend to invest more than 5% of its net assets in REITs.



         The Fund may also engage in the following investment techniques, each of which may involve certain risks:

         When-Issued Securities. The Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The securities are subject to market fluctuations during this period and no interest accrues to the Fund until settlement. The Fund maintains with the Custodian a segregated account of cash, U.S. Government obligations or other liquid high-grade debt obligations in an amount at least equal to these commitments.

         Repurchase Agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, banks having assets in excess of $10 billion and the largest and, in the Adviser's judgment, most creditworthy primary U.S. Government securities dealers. The Fund will enter into repurchase agreements which are collateralized by U.S. Government obligations or other liquid high-grade debt obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.

         Lending Portfolio Securities. The Fund may, from time to time, lend securities on a short-term basis (i.e., for up to seven days) to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. Although the Fund does have the ability to make loans of all of its portfolio securities, it is the present intention of the Trust, which may be changed without shareholder approval, that such loans will not be made with respect to the Fund if as a result the aggregate of all outstanding loans exceeds one-third of the value of the Fund's total assets. Securities lending will afford the Fund the opportunity to earn additional income because the Fund will continue to be entitled to the interest payable on the loaned securities and also will either receive as income all or a portion of the interest on the investment of any cash loan collateral or, in the case of collateral other than cash, a fee negotiated with the borrower. Such loans will be terminable at any time. Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights. The Fund may pay reasonable fees in connection with arranging such loans.

Borrowing and Pledging. The Fund may borrow money from banks provided that, immediately after any such borrowings, there is asset coverage of 300% for all borrowings of the Fund. The Fund will not make any borrowing which would cause its outstanding borrowings to exceed one-third of its total assets. The Fund may pledge assets in connection with borrowings but will not pledge more than one-third of its total assets. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, if employed, increases the possibility of fluctuation in the Fund's net asset value. This is the speculative factor known as leverage. The Fund's policies on borrowing and pledging are fundamental policies which may not be changed without the affirmative vote of a majority of its outstanding shares. It is the Fund's present intention, which may be changed by the Board of Trustees without shareholder approval, to limit its borrowings to 5% of its total assets only for emergency or extraordinary purposes and not for leverage.



         Portfolio Turnover. The Fund does not intend to use short-term trading as a primary means of achieving its investment objective. However, the Fund's rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when portfolio changes are deemed necessary or appropriate by the Adviser. Although the annual portfolio turnover rate of the Fund cannot be accurately predicted, it is not expected to exceed 100%, but may be either higher or lower. A 100% turnover rate would occur, for example, if all the securities of the Fund were replaced once in a one-year period. High turnover involves correspondingly greater commission expenses and transaction costs and increases the possibility that the Fund will not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund will not qualify as a regulated investment company if it derives 30% or more of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of income and capital gains which the Fund must distribute to shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes (see "Taxes").

HOW TO PURCHASE SHARES

           Your initial investment in the Fund ordinarily must be at least $2,000 ($1,000 for tax-deferred retirement plans). The Fund may, in the Adviser's sole discretion, accept certain accounts with less than the stated minimum initial investment. Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Trust's transfer agent, MGF Service Corp., by 5:00 p.m., Eastern time, that day are confirmed at the net asset value determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by MGF Service Corp. by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by MGF Service Corp. by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MGF Service Corp. after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the net asset value next determined on the following business day.

         You may open an account and make an initial investment in the Fund by sending a check and a completed account application form to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201- 5354. Checks should be made payable to the "GW&K Government Securities Fund". An account application is included in this Prospectus.

         The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Trust reserves the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Fund's account application contains provisions in favor of the Trust, MGF Service Corp. and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or MGF Service Corp. in the transaction.

         You may also purchase shares of the Fund by wire. Please telephone MGF Service Corp. (Nationwide call toll-free 888-495- 3863) for instructions. You should be prepared to give the name in which the account is to be established, the address, telephone number and taxpayer identification number for the account, and the name of the bank which will wire the money.

         Your investment will be made at the net asset value next determined after your wire is received together with the account information indicated above. If the Trust does not receive timely and complete account information, there may be a delay in the investment of your money and any accrual of dividends. To make your initial wire purchase, you are required to mail a completed account application to MGF Service Corp. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Trust reserves the right to charge shareholders for this service upon thirty days prior notice to shareholders.


         You may purchase and add shares to your account by mail or by bank wire. Checks should be sent to MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable or endorsed to the "GW&K Government Securities Fund". Bank wires should be sent as outlined above. You may also make additional investments at the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such a requirement.



SHAREHOLDER SERVICES

         Contact MGF Service Corp. (Nationwide call toll-free
800-495-3863) for additional information about the shareholder services described below.

         Automatic Withdrawal Plan



         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $100 each. There is no charge for this service.



         Tax-Deferred Retirement Plans

         Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals
         --       Individual retirement account (IRA) plans for

                  individuals and their non-employed spouses
         --       Qualified pension and profit-sharing plans for

                  employees, including those profit-sharing plans with a

                  401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans

         Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.


         Automatic Investment Plan

         You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. MGF Service Corp. pays the costs associated with these transfers, but reserves the right, upon thirty days written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

HOW TO REDEEM SHARES

         You may redeem shares of the Fund on each day that the Trust is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

         Redemption requests may direct that the proceeds be wired directly to your existing account in any commercial bank or brokerage firm in the United States. If your instructions request a redemption by wire, you will be charged an $8 processing fee. The Trust reserves the right, upon thirty days written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         You will receive the net asset value per share next determined after receipt by MGF Service Corp. of your redemption request in the form described above. Payment is made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire. At the discretion of the Trust or MGF Service Corp., corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE

         Shares of the Fund may be exchanged for shares of the other series of the Trust, the GW&K Equity Fund, at net asset value. Shares of the Fund may also be exchanged at net asset value for shares of the Short Term Government Income Fund (a series of Midwest Trust), which invests in short-term U.S. Government obligations backed by the "full faith and credit" of the United States and seeks high current income consistent with protection of capital. Shares of the Short Term Government Income Fund acquired via exchange may be re-exchanged for shares of the Fund at net asset value.

         You may request an exchange by sending a written request to MGF Service Corp. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example, during times of unusual market activity), consider requesting your exchange by mail or by visiting the Trust's offices at 222 Berkeley Street, Boston, Massachusetts 02116. An exchange will be effected at the next determined net asset value after receipt of a request by MGF Service Corp.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact MGF Service Corp. to obtain a current prospectus and more information about exchanges among the funds.

DIVIDENDS AND DISTRIBUTIONS

         All of the net investment income of the Government Securities Fund is expected to be declared as a dividend to shareholders of record on each business day of the Trust and paid monthly. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option -                 income distributions and capital gains
                                        distributions reinvested in additional
                                        shares.

         Income Option -                income distributions and short-term
                                        capital gains distributions paid in
                                        cash; long-term capital gains
                                        distributions reinvested in additional
                                        shares.

         Cash Option - income distributions and capital gains distributions paid in cash.

         You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then current net asset value and your account will be converted to the Share Option.

TAXES

          The Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. The Fund intends to distribute substantially all of its net investment income and any realized capital gains to its shareholders. Distributions of net investment income and net realized short-term capital gains, if any, are taxable to investors as ordinary income. Since the investment income of the Fund is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. Redemptions of shares of the Fund are taxable events on which a shareholder may realize a gain or loss.

         The Fund will mail to each of its shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Fund may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Fund and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares. See "Taxes" in the Statement of Additional Information for further information.

OPERATION OF THE FUND



         The Fund is a diversified series of The Gannett Welsh & Kotler Funds, an open-end management investment company organized as a Massachusetts business trust on April 30, 1996. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Fund.

         The Trust retains Gannett Welsh & Kotler, Inc., 222 Berkeley Street, Boston, Massachusetts 02116 (the "Adviser"), to manage the Fund's investments. The controlling shareholders of the Adviser are Harold G. Kotler and Benjamin
H. Gannett. The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The Adviser has not previously provided investment advisory services to a registered investment company. The Fund pays the Adviser a fee at the annual rate of .75% of the average value of its daily net assets.

         As of the date of this Prospectus, Harold G. Kotler and Edward B. White are the sole shareholders of the Fund.

         Jeanne M. Skettino, a Principal and Senior Vice President of the Adviser, is primarily responsible for managing the portfolio of the Fund. Ms. Skettino has been employed by the Adviser since
1992. Previously, she was a product manager and senior consultant in the Financial Consulting and Software Products divisions of Logica North America, a software products and consulting firm.


         In addition to the advisory fee, the Fund is responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Fund's shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent, administrator, and accounting and pricing agent of the Fund, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained MGF Service Corp., P.O. Box 5354, Cincinnati, Ohio, to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. MGF Service Corp. is a subsidiary of Leshner Financial, Inc., of which Robert H.

Leshner is the controlling shareholder.

         MGF Service Corp. also provides accounting and pricing services to the Fund. MGF Service Corp. receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.


         In addition, MGF Service Corp. has been retained to provide administrative services to the Fund. In this capacity, MGF Service Corp. supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays MGF Service Corp. a fee, payable monthly, for these administrative services at the annual rate of
 .100% of the average value of its daily net assets up to $100,000,000, .075% of such assets from $100,000,000 to $200,000,000 and .050% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $1,000 per month.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions of the Fund.

         Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by series except in matters where a separate vote is required by the Investment Company Act of 1940 or when the matter affects only the interest of a particular series. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN

         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly incur or reimburse the Adviser for certain distribution-related expenses, including: payments to securities dealers and others who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by MGF Service Corp.; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and, any other expenses related to the distribution of the Fund's shares.

         The annual limitation for payment of expenses pursuant to the Plan is .25% of the Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

         Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

CALCULATION OF SHARE PRICE

         On each day that the Trust is open for business, the share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in the Fund's investments that its net asset value might be materially affected. The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.


         U.S. Government obligations are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. Other portfolio securities are valued as follows: (i) securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of each Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION

         From time to time, the Fund may advertise its "average annual total return." The Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of the Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in an advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions. The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by the Fund's "average annual total return" as described above.

         The "yield" of the Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the net asset value per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time the Fund may advertise its performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc.("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Fund may also compare its performance to that of other selected mutual funds, averages of the other mutual funds within its category as determined by Lipper, or recognized indicators. In connection with a ranking, the Fund may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Fund may also present its performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

THE GANNETT WELSH & KOTLER FUNDS
222 Berkeley Street
Boston, Massachusetts 02116
Nationwide: (Toll-Free) 888-495-3863

Board of Trustees
Arlene Zoe Aponte-Gonzalez
Benjamin H. Gannett
Morton S. Grossman
Harold G. Kotler
Timothy P. Neher
Josiah A. Spaulding, Jr.
Allan Tofias



Investment Adviser
GANNETT WELSH & KOTLER, INC.
222 Berkeley Street
Boston, Massachusetts 02116
(617) 236-8900

Transfer Agent
MGF SERVICE CORP.
P.O. Box 5354
Cincinnati, Ohio  45201-5354



Shareholder Service
Nationwide: (Toll-Free) 888-495-3863



Rate Line
Nationwide: (Toll-Free) 800-852-4052

TABLE OF CONTENTS

Expense Information . . . . . . . . . . . . . . . . . . . . . . .
Investment Objective, Investment Policies and

  Risk Considerations......................................................
How to Purchase Shares.....................................................
Shareholder Services.......................................................
How to Redeem Shares.......................................................
Exchange Privilege.........................................................
Dividends and Distributions................................................
Taxes......................................................................
Operation of the Fund......................................................
Distribution Plan..........................................................
Calculation of Share Price.................................................
Performance Information....................................................

-----------------------------------------------------------------

         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

Account Application
Please mail account application to:

MGF Service Corp.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

THE GANNETT
WELSH &
KOTLER FUNDS:

GW&K GOVERNMENT SECURITIES FUND

                                    ACCOUNT NO.    ___________________________
                                                   (For Fund Use Only)

                                    FOR BROKER/DEALER USE ONLY
                                    Firm Name:________________________________
                                    Home Office Address:  ____________________
                                    Branch Address:    _______________________
                                    Rep Name & No.:        ___________________
                                    Rep Signature:  __________________________


==============================================================================

Initial Investment of $____________________________ ($2,000 minimum)

o  Check or draft enclosed payable to the Fund.

o  Bank Wire From:  __________________________________________________________
o  Exchange From:   __________________________________________________________
                     (Fund Name)                        (Fund Account Number)

ACCOUNT NAME                                                  S.S. #/TAX I.D.#

------------------------------------------------------------------------------
Name of Individual, Corporation, Organization, or Minor, etc.      (In case of
                                                              custodial account
                                                              please list
                                                              minor's S.S.#)

________________________________________________________  Citizenship:
                                                                  o  U.S.
                                                                  o  Other
 Name of Joint Tenant, Partner, Custodian _______________________


ADDRESS                                                          PHONE
                                                           (   )------------
-------------------------------------------------           Business Phone
Street or P.O. Box
                                                           (   )------------
------------------------------------------------            Home Phone

  City                                                     State       Zip

-----------------------------------------------    ---------------------------
Check Appropriate Box:  o Individual o Joint  Tenant  (Right  of   survivorship
presumed)           o Partnership    o Corporation o Trust       o Custodial
o Non-Profit        o Other

Occupation and Employer Name/Address__________________________________________

Are you an associated person of an NASD member?   o  Yes   o   No

=============================================================================

TAXPAYER IDENTIFICATION NUMBER -- Under penalties of perjury I certify that the Taxpayer Identification Number listed above is my correct number. Check box if appropriate:

 o I am exempt from backup withholding under the provisions of section 3406(a)(1)(c) of the Internal Revenue Code;
   or I am not subject to backup withholding because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends; or the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

o I certify under penalties of perjury that a Taxpayer  Identification  Number
  has not been issued to me and I have    mailed or delivered an application to
  receive a Taxpayer Identification Number to the Internal Revenue Service Center or Social Security Administration Office. I understand that if
  I  do  not  provide  a  Taxpayer    Identification  Number within 60 days
  that 31% of all  reportable  payments  will be withheld  until I provide a number.
==============================================================================

DISTRIBUTIONS (If no election is checked the SHARE OPTION will be assigned.)

o  Share Option   --        Income distributions and capital gains distributions
                            automatically reinvested in additional shares.

o  Income Option --         Income distributions and short term capital
                            gains distributions paid in cash, long term capital gains distributions reinvested in additional shares.

o  Cash Option   --        Income distributions and capital gains distributions
                           paid in cash.

==============================================================================

SIGNATURES

By signature below each investor certifies that he has received a copy of the Fund's current Prospectus, that he is of legal age, and that he has full authority and legal capacity for himself or the organization named below, to make this investment and to use the options selected above. The investor appoints MGF Service Corp. as his agent to enter orders for shares whether by direct purchase or exchange, to receive dividends and distributions for automatic reinvestment in additional shares of the Trust for credit to the investor's account and to surrender for redemption shares held in the investor's account for payment of service charges incurred by the investor. The investor further agrees that MGF Service Corp. can cease to act as such agent upon ten days' notice in writing to the investor at the address contained in this Application. The investor hereby ratifies any instructions given pursuant to this Application and for himself and his successors and assigns does hereby release the Trust, Gannett Welsh & Kotler, Inc., MGF Service Corp., and their respective officers, employees, agents and affiliates from any and all liability in the performance of the acts instructed herein. Neither the Trust, MGF Service Corp., nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The investor(s) will bear the risk of any such loss. The Trust or MGF Service Corp., or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or MGF Service Corp. do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

-------------------------                  ----------------------------------
Signature of Individual Owner,              Signature of Joint Owner, if Any
Corporate Officer, Trustee, etc.

-------------------------                  -----------------------------------
Title of Corporate Officer,                          Date
Trustee, etc.

            NOTE: CORPORATIONS, TRUSTS AND OTHER ORGANIZATIONS MUST COMPLETE
                  THE RESOLUTION FORM ON THE REVERSE SIDE. UNLESS OTHERWISE SPECIFIED, EACH JOINT OWNER SHALL HAVE FULL AUTHORITY TO ACT ON BEHALF OF THE ACCOUNT.

AUTOMATIC INVESTMENT PLAN (COMPLETE FOR INVESTMENTS INTO THE FUND)

The Automatic Investment Plan is available for all established accounts of The Gannett Welsh & Kotler Funds. There is no charge for this service, and it offers the convenience of automatic investing on a regular basis. The minimum investment is $100.00 per month. For an account that is opened by using this Plan, the minimum initial and subsequent investments must be $100.00. Though a continuous program of 12 monthly investments is recommended, the Plan may be discontinued by the shareholder at any time.

Please invest $ _______per month in the GW&K     ABA Routing Number____________
Government Securities Fund                       FI Account Number_________
                                             o  Checking Account
                                             o  Savings Account

-------------------------------------------
  Name of Financial Institution (FI)                 Please make my automatic
                                                     investment on:

                                      o the  last  business  day of  each month
                                      o  the 15th day of each month
                                      o both the  15th and last  business day
__________________________________
  City                       State


X________________________________         X___________________________________
(Signature of Depositor EXACTLY            (Signature of Joint Tenant - if any)
 as it appears on FI Records)

 (Joint Signatures are required when bank account is in joint names. Please sign exactly as signature appears on your FI's records.)

     PLEASE ATTACH A VOIDED CHECK FOR THE AUTOMATIC INVESTMENT PLAN.

INDEMNIFICATION TO DEPOSITOR'S BANK

   In consideration of your participation in a plan which MGF Service Corp. ("MGF") has put into effect, by which amounts, determined by your depositor, payable to the Fund, for purchase of shares of the Fund, are collected by MGF, MGF hereby agrees:

   MGF will indemnify and hold you harmless from any liability to any person or persons whatsoever arising out of the payment by you of any amount drawn by the Fund to their own order on the account of your depositor or from any liability to any person whatsoever arising out of the dishonor by you whether with or without cause or intentionally or inadvertently, of any such checks. MGF will defend, at its own cost and expense, any action which might be brought against you by any person or persons whatsoever because of your actions taken pursuant to the foregoing request or in any manner arising by reason of your participation in this arrangement. MGF will refund to you any amount erroneously paid by you to the Fund on any such check if the claim for the amount of such erroneous payment is made by you within six
(6) months from the date of such erroneous payment; your participation in this arrangement and that of the Fund may be terminated by thirty (30) days written notice from either party to the other.

==============================================================================

AUTOMATIC WITHDRAWAL PLAN (COMPLETE FOR WITHDRAWALS FROM THE FUND)

This is an authorization for you to withdraw $_________ from my mutual fund account beginning the last business day of the month of __________________.

Please Indicate Withdrawal Schedule (Check One):

o  MONTHLY -- Withdrawals will be made on the last business day of each month.
o  QUARTERLY -- Withdrawals will be made on or about 3/31, 6/30, 9/30 and 12/31.
o  ANNUALLY -- Please make withdrawals on the last business day of the month of:____________.

Please Select Payment Method (Check One):

o EXCHANGE: Please exchange the withdrawal proceeds into another account number: ____ ____-- ____ ____
o CHECK: Please mail a check for my withdrawal proceeds to the mailing address on this account. o ACH TRANSFER: Please send my withdrawal proceeds via ACH transfer to my bank checking or savings account as indicated below. I understand that the transfer will be completed in two to three ___________________________________ business days and that there is no charge.
o BANK WIRE: Please send my withdrawal proceeds via bank wire, to the account indicated below. I understand that the wire will be completed in one business day and that there is an $8.00 fee.

 PLEASE ATTACH A VOIDED        _______________________________________________
 CHECK FOR ACH OR BANK WIRE     Bank Name                         Bank Address

                                   -------------------------------------------
                                    Bank ABA#                        Account #

Account Name

o SEND TO SPECIAL PAYEE (OTHER THAN APPLICANT): Please mail a check for my withdrawal proceeds to the mailing address below:

Name of payee_________________________________________________________________
Please send to:_______________________________________________________________
              Street address              City                   State     Zip

==============================================================================

RESOLUTIONS

(This Section to be completed by Corporations, Trusts, and Other Organizations)

RESOLVED:  That this  corporation  or  organization  become a shareholder of The Gannett Welsh & Kotler Funds (the

Trust) and that

------------------------------------------------------------------------------
is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust, and it is FURTHER RESOLVED: That any one of the above noted officers is authorized to sign any documents necessary or appropriate to appoint MGF Service Corp. as redemption agent of the corporation or organization for shares of the applicable series of the Trust, to establish or acknowledge terms and conditions governing the redemption of said shares and to otherwise implement the privileges elected on the Application.

                                                    CERTIFICATE

I hereby certify that the foregoing resolutions are in conformity with the Charter and Bylaws or other empowering documents of the

-----------------------------------------------------------------------------
                                              (Name of Organization)

incorporated or formed under the laws of______________________________________

                                    (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on___________________________________________________________________________
at which a quorum was present and acting throughout, and that the same are now in full force and effect. I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

 NAME                                   TITLE

 ------------------------------       ----------------------------------------

 ------------------------------       ----------------------------------------

--------------------------------     -----------------------------------------

Witness my hand and seal of the corporation or organization this___________day of_______________________________________, 19_______

----------------------------     ---------------------------------------------
 *Secretary-Clerk                       Other Authorized Officer (if required)

*If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also be signed by another officer.



                       THE GANNETT WELSH & KOTLER FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                 _______, 1996

                               GW&K Equity Fund
                        GW&K Government Securities Fund

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the applicable Fund of The Gannett Welsh & Kotler Funds dated _______, 1996. A copy of a Fund's Prospectus can be obtained by writing the Trust at 222 Berkeley Street, Boston, Massachusetts 02116, or by calling the Trust nationwide toll-free 888-495-3863.

                      STATEMENT OF ADDITIONAL INFORMATION

                       The Gannett Welsh & Kotler Funds
                              222 Berkeley Street
                          Boston, Massachusetts 02116

                               TABLE OF CONTENTS

                                                               PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . .   3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS. . . . . . . .   4

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS. . .  13

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . .  17

TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . . . .  19

THE INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . .  20

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . .  22

SECURITIES TRANSACTIONS. . . . . . . . . . . . . . . . . . .  23

PORTFOLIO TURNOVER . . . . . . . . . . . . . . . . . . . . .  25

CALCULATION OF SHARE PRICE . . . . . . . . . . . . . . . . .  25

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

REDEMPTION IN KIND . . . . . . . . . . . . . . . . . . . . .  27

HISTORICAL PERFORMANCE INFORMATION . . . . . . . . . . . . .  26

CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . . . . .  29

AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . .  29

MGF SERVICE CORP . . . . . . . . . . . . . . . . . . . . . .  29

STATEMENTS OF ASSETS AND LIABILITIES . . . . . . . . . . . .  30

THE TRUST



         The Gannett Welsh & Kotler Funds (the "Trust") was organized as a Massachusetts business trust on April 30, 1996. The Trust currently offers two series of shares to investors: the GW&K Equity Fund and the GW&K Government Securities Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment objective and policies.



         Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

         Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of any instance where such result has occurred. In addition, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

         It is anticipated that, prior to the offering of shares of the GW&K Equity Fund to the public, the Fund will exchange its shares for portfolio securities of GW&K Equity Fund, L.P., a Delaware limited partnership (the "Partnership"), after which the Partnership would dissolve and distribute the Fund shares received pro rata to its partners, along with cash received from the sale of portfolio securities, if any, of the Partnership not acquired by the Fund. Following the exchange transaction, the partners of the Partnership will constitute all of the holders of Fund shares, except for shares representing seed capital contributed to the Fund by the Adviser.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS

         A more detailed discussion of some of the terms used and investment policies described in the Prospectuses (see "Investment Objectives, Investment Policies and Risk

Considerations") appears below:

         Majority. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of either Fund) means the lesser of (1)
67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or
(2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).


         Commercial Paper. Commercial paper consists of short-term (usually maturing in from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Each Fund will only invest in commercial paper rated in one of the three highest categories by either Moody's Investors Service, Inc. (Prime-1, Prime-2 or Prime-3) or Standard & Poor's Ratings Group (A-1, A-2 or A-3), or which, in the opinion of the Adviser, is of equivalent investment quality. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restriction on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, such note is liquid.



         The rating of Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and, recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime- 3. Commercial paper rated A-1 (highest quality) by Standard & Poor's Ratings Group has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and, the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2, or A-3.

         Bank Debt Instruments. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Each Fund will not invest in time deposits maturing in more than seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

         Mortgage-Backed and Asset-Backed Securities. The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments (generally up to 30 years) and with the extent of prepayments of the mortgages themselves. Any such prepayments are passed through to the certificate holder, reducing the stream of future payments. Prepayments tend to rise in periods of falling interest rates, decreasing the average life of the certificate and generating cash which must be invested in a lower interest rate environment. This could limit the appreciation potential of the certificates when compared to similar debt obligations which may not be paid down at will. The coupon rates of mortgage-backed securities are lower than the interest rate on the underlying mortgages by the amount of fees paid to the issuing agencies, usually approximately 1/2 of 1%. When prevailing interest rates increase, the value of the mortgage-backed securities may decrease, as do other non-redeemable debt securities. However, when interest rates decline, the value of mortgage-backed securities may not rise on a comparable basis with other non-redeemable debt securities.

         Mortgage-backed securities include certificates issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. The guarantee of payments under these instruments is that of FNMA only. They are not backed by the full faith and credit of the U.S. Treasury but the U.S. Treasury may extend credit to FNMA through discretionary purchases of its securities. The average life of the mortgages backing newly issued FNMA Certificates is approximately 10 years. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the U.S. Government whose stock is owned by the Federal Home Loan Banks. Certificates issued by FHLMC represent interests in mortgages from its portfolio. FHLMC guarantees payments under its certificates but this guarantee is not backed by the full faith and credit of the United States and FHLMC does not have authority to borrow from the U.S. Treasury. The average life of the mortgages backing newly issued FHLMC Certificates is approximately 10 years. The Government National Mortgage Association ("GNMA") Certificates represent pools of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The guarantee of payments under GNMA Certificates is backed by the full faith and credit of the United States. The average life of the mortgages backing newly issued GNMA Certificates is approximately 12 years.

         The GW&K Government Securities Fund may also purchase mortgage-backed securities issued by financial institutions, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of collateralized mortgage obligations ("CMOs"). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. The most common structure of a CMO contains four classes of securities; the first three pay interest at their stated rates beginning with the issue date, the final one is typically an accrual class (or Z bond). The cash flows from the underlying mortgage collateral are applied first to pay interest and then to retire securities. The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond). This process continues until all of the classes have been paid off. Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage banks, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance, guarantees, and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets the GW&K Government Securities Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-backed securities without insurance or guarantees, if the Adviser determines that the securities meet the Fund's quality standards. The Fund will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 15% of the value of the Fund's net assets will be illiquid. The Adviser will, consistent with the Fund's investment objective, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         The GW&K Government Securities Fund may also purchase other asset-backed securities (unrelated to mortgage loans) such as Certificates for Automobile ReceivablesSM ("CARS"SM) and Credit Card Receivable Securities. CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are "passed-through" monthly to certificate holders, and are guaranteed up to certain amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment or losses on CARS if the full amounts due on underlying sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage, or loss of the vehicles securing the contracts, or other factors. Credit Card Receivable Securities are backed by receivables from revolving credit card agreements. Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are automobile contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying Accounts and the non-occurrence of specified events. The Internal Revenue Code of 1986, which phased out the deduction for consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related security, and reducing its yield. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on the weighted average life and yield. Credit card holders are entitled to the protection of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, GNMA Certificates owned by a Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, a Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

         STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

         When-Issued Securities and Securities Purchased On a To-Be- Announced Basis. The GW&K Government Securities Fund may purchase debt obligations on a "when-issued" or "to-be-announced" basis. The Fund will only make commitments to purchase securities on a when-issued or to-be-announced ("TBA") basis with the intention of actually acquiring the securities. In addition, the Fund may purchase securities on a when-issued or TBA basis only if delivery and payment for the securities takes place within 120 days after the date of the transaction. In connection with these investments, the Fund will direct the Custodian to place cash, U.S. Government obligations or other liquid high-grade debt obligations in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because the Fund purchases securities on a when-issued or TBA basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's commitments to purchase securities on a when-issued or TBA basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued or TBA basis and the securities held in the Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or TBA basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued or TBA basis may involve a risk of loss if the broker-dealer selling the securities fails to deliver after the value of the securities has risen.

         When the time comes for the Fund to make payment for securities purchased on a when-issued or TBA basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued or TBA basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although the Fund will only make commitments to purchase securities on a when-issued or TBA basis with the intention of actually acquiring the securities, the Fund may sell these securities before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy.

         Repurchase Agreements. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. A Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to a Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from a Fund to the seller subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case a Fund may incur a loss if the proceeds to that Fund of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         Loans of Portfolio Securities. Each Fund may lend its portfolio securities subject to the restrictions stated in its Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the dividends or interest on loaned securities and also receive one

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or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         Foreign Securities. Subject to each Fund's investment policies and quality and maturity standards, the Funds may invest in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). Because the Funds may invest in foreign securities, investment in the Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         Warrants and Rights. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but

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normally have a short duration and are distributed by the issuer to its shareholders. The GW&K Equity Fund may purchase warrants and rights, provided that the Fund does not invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities. Of such 5%, no more than 2% of the Fund's assets at the time of purchase may be invested in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

QUALITY RATINGS OF CORPORATE BONDS AND PREFERRED STOCKS

         The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for corporate bonds in which the Funds may invest are as follows:

         Moody's Investors Service, Inc.

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.

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Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



         Standard & Poor's Ratings Group

         AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.



         BB, B, CCC and CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

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         C - The rating C is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.



         The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group for preferred stocks in which the Funds may invest are as follows:

         Moody's Investors Service, Inc.

         aaa - An issue which is rated aaa is considered to be a top- quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a - An issue which is rated a is considered to be an upper- medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


         ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa - An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.


         Standard & Poor's Ratings Group

         AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA - A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

         BBB - An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.


         BB, B and CCC - Preferred stock rated BB, B and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CC - The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         C - A preferred stock rated C is a non-paying issue.

         D - A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.



INVESTMENT LIMITATIONS

         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to either Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

         The limitations applicable to each Fund are:


         1. Borrowing Money. The Fund will not borrow money, except from a bank, provided that immediately after any such borrowing there is asset coverage of 300% for all borrowings of the Fund.

         2. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. The Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings. Deposit of payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets.

         3. Margin Purchases. The Fund will not purchase any securities on "margin" (except such short-term credits as are necessary for the clearance of transactions). The deposit of funds in connection with transactions in options, futures contracts, and options on such contracts will not be considered a purchase on "margin."

         4. Short Sales. The Fund will not make short sales of securities, or maintain a short position, other than short sales
"against the box,"



         5. Commodities. The Fund will not purchase or sell commodities or commodity contracts including futures, except that the Fund may purchase or sell put or call options, financial futures contracts and related options.



         6. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

         7. Real Estate. The Fund will not purchase, hold or deal in real estate or real estate mortgage loans, including real estate limited partnership interests, except that the Fund may purchase (a) securities of companies (other than limited partnerships) which deal in real estate, (b) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities or
(c) readily marketable interests in real estate investment trusts.

         8. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, or (b) by engaging in repurchase agreements. For purposes of this limitation, the term "loans" shall not include the purchase of bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness.

         9. Industry Concentration. The Fund will not invest more than 25% of its total assets in any particular industry.

         10. Senior Securities. The Fund will not issue or sell any senior security as defined by the Investment Company Act of 1940 except in so far as any borrowing that the Fund may engage in may be deemed to be an issuance of a senior security.

         The Trust does not intend to pledge, mortgage or hypothecate the assets of either Fund. The Trust does not intend to make short sales of securities "against the box" as described in investment limitation 4. The statements of intention in this paragraph reflect nonfundamental policies which may be changed by the Board of Trustees without shareholder approval.

         Other current investment policies of the Fund, which are not fundamental and which may be changed by action of the Board of Trustees without shareholder approval, are as follows:

         1. Illiquid Investments. The Fund will not purchase securities for which no readily available market exists or engage in a repurchase agreement maturing in more than seven days if, as a result thereof, more than 15% of the value of the net assets of the Fund would be invested in such securities.

         2. Investing for Control. The Fund will not invest in companies for the purpose of exercising control or management.

         3. Other Investment Companies. The Fund will not invest more than 10% of its total assets in securities of other investment companies. The Fund will not invest more than 5% of its total assets in the securities of any single investment company. The Fund will not hold more than 3% of the outstanding voting stock of any single investment company.

         4. Securities Owned by Affiliates. The Fund will not purchase or retain the securities of any issuers if those officers and Trustees of the Trust or officers, directors, or principals of its Adviser, owning individually more than one-half of 1% of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

         5. Mineral Leases. The Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

         6. Voting Securities of Any Issuer. The Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

         With respect to the percentages adopted by the Trust as maximum limitations on a Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money and the holding of illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS

         The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk.


         NAME                                AGE          POSITION HELD

         *Harold G. Kotler                   52           President/Trustee
         *Benjamin H. Gannett                54           Treasurer/Trustee
          Arlene Zoe Aponte-Gonzalez         40           Trustee
          Morton S. Grossman                 72           Trustee
          Timothy P. Neher                   49           Trustee
         +Josiah A. Spaulding, Jr.           45           Trustee
         +Allan Tofias                       66           Trustee
          Irwin M. Heller                    50           Secretary

* Messrs. Kotler and Gannett, as principals of Gannett Welsh & Kotler, Inc., the Trust's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

+        Member of Audit Committee.

         The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

         HAROLD G. KOTLER, 222 Berkeley Street, Boston,
Massachusetts, is President and a principal of the Adviser and of GSD, Inc., the General Partner of the GW&K Equity Fund, L.P. (a limited partnership investing in equity securities). He is also a director of ICON Consulting (a consulting company).

         BENJAMIN H. GANNETT, 222 Berkeley Street, Boston,
Massachusetts, is Executive Vice President and Treasurer of the

Adviser.

         ARLENE ZOE APONTE-GONZALEZ, 100 Technology Center Drive,
Stoughton, Massachusetts is an Associate Director of Reebok
International Ltd. (a sportswear company). She previously was a Director of The Boston Plan for Excellence.

         MORTON S. GROSSMAN, P.O. Box 110, Quincy, Massachusetts, is President and Chairman of the Board of The Grossman Companies,
Inc. (a real estate management company). He previously was a director of Workingmen's Co-Op Bank (a financial institution).

         TIMOTHY P. NEHER, Lewis Wharf, Boston, Massachusetts, is a Vice-Chairman of Continental Cablevision, Inc. (a telecommunications company), and is a Director of Turner
Broadcasting, Inc. (a broadcasting company) and The Golf Channel,

Inc. (a golf programming company).

         JOSIAH A. SPAULDING, JR., 270 Tremont Street, Boston,
Massachusetts, is the President and Chief Executive Officer of
The Wang Center for the Performing Arts (an entertainment

company).

         ALLAN TOFIAS, 59 Moradrock Road, Wellesley, Massachusetts, is Chairman of the Board of Tofias Fleishman Shapiro & Co. P.C.

(an accounting and business consulting firm).

         IRWIN M. HELLER, 177 Hampshire Road, Wellesley,
Massachusetts, is a Partner of Mintz, Levin, Cohn, Ferris,

Glovsky & Popeo, PC (a law firm).

         Each non-interested Trustee will receive an annual retainer of $2,000 and a $500 fee for each Board meeting attended and will be reimbursed for travel and other expenses incurred in the performance of their duties.


THE INVESTMENT ADVISER

         Gannett Welsh & Kotler, Inc. (the "Adviser") is the Trust's investment manager. Messrs. Kotler and Gannett, as principals of the Adviser, may directly or indirectly receive benefits from the advisory fees paid to the Adviser. Under the terms of the investment advisory agreement between the Trust and the Adviser, the Adviser manages the Funds' investments. The GW&K Equity Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets. The GW&K Government Securities Fund pays the Adviser a fee computed and accrued daily and paid monthly at an annual rate of .75% of its average daily net assets.

         The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Adviser bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director or employee of the Adviser are paid by the Adviser.

         By its terms, the Trust's investment advisory agreement will remain in force until ___________, 1998 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Trust's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Adviser. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

         The Adviser will reimburse the Funds to the extent that the expenses of a Fund for any fiscal year exceed the applicable expense limitations imposed by state securities administrators, as such limitations may be lowered or raised from time to time. The most restrictive limitation is presently 2.5% of the first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. If any such reimbursement is required, the payment of the advisory fee at the end of any month will be reduced or postponed or, if necessary, a refund will be made to the Funds at the end of such month. Certain expenses such as brokerage commissions, if any, taxes, interest, extraordinary items and other expenses subject to approval of state securities administrators are excluded from such limitations. If the expenses of a Fund approach the applicable limitation in any state, the Trust will consider the various actions that are available to it, including suspension of sales to residents of that state.

         The names "Gannett Welsh & Kotler" and "GW&K" are property rights of the Adviser. The Adviser may use the names "Gannett Welsh & Kotler" and "GW&K" in other connections and for other purposes, including in the name of other investment companies. The Trust has agreed to discontinue any use of the names "Gannett Welsh & Kotler" or "GW&K" if the Adviser ceases to be employed as the Trust's investment manager.

DISTRIBUTION PLAN

         As stated in each Fund's Prospectus, the Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of each Fund. Unreimbursed expenses will not be carried over from year to year.

         Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

         The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund will not be required to make any payments for expenses incurred by the Adviser after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

         As principals of the Adviser, Messrs. Gannett and Kotler may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

SECURITIES TRANSACTIONS

         Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer. Because the portfolio securities of the GW&K Government Securities Fund are generally traded on a net basis and transactions in such securities do not normally involve brokerage commissions, the cost of portfolio securities transactions of the Fund will consist primarily of dealer or underwriter spreads.

         The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

         The Adviser may aggregate purchase and sale orders for the Funds and its other clients if it believes such aggregation is consistent with its duty to seek best execution for the Funds and its other clients. The Adviser will not favor any advisory account over any other account, and each account that participates in an aggregated order will participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared on a pro rata basis.


Code of Ethics. The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all access persons of the Adviser and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Adviser. The Code requires that all access persons of the Adviser preclear any personal securities (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no access person may purchase or sell any security which, at that time, is being purchased or sold (as the case may be), or to the knowledge of the access person is being considered for purchase or sale, by either Fund. The substantive restrictions applicable to investment personnel of the Adviser include a ban on acquiring any securities in an initial public offering. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Adviser within periods of trading by either Fund in the same (or equivalent) security.


PORTFOLIO TURNOVER

         A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Adviser anticipates that the portfolio turnover rate for each Fund normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

         Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

CALCULATION OF SHARE PRICE

         The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in either Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price, see "Calculation of Share Price" in the Prospectus.

TAXES

         Each Fund's Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         Each Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things,
(i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.


         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.


         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholdings or demonstrates an exemption from withholding.

REDEMPTION IN KIND

         Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION

         From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                                 P (1 + T)n = ERV

Where:

P =               a hypothetical initial payment of $1,000
T =               average annual total return
n =               number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

         The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

         From time to time, each of the Funds may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd + 1)6 - 1]

Where:

a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c =      the average daily number of shares outstanding during the

         period that were entitled to receive dividends
d =      the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

         Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The GW&K Equity Fund may provide comparative performance information appearing in the Growth and Income Funds category and the GW&K Government Securities Fund may provide comparative performance information appearing in the General U.S. Government Funds category. In addition, the Funds may use comparative performance information of relevant indices, including the S&P 500 Index and the Dow Jones Industrial Average. The S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement. The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely held stocks listed on the New York Stock Exchange.

         In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.


 CUSTODIAN

         Investors Bank & Trust Company, 89 South Street, Boston,
Massachusetts 02111, has been retained to act as Custodian for the Funds' investments. Investors Bank and Trust acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS

         The firm of Arthur Andersen LLP has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 1997. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Funds as to certain accounting matters.


MGF SERVICE CORP.

         The Trust's transfer agent, MGF Service Corp. ("MGF"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. MGF receives for its services as transfer agent a fee payable monthly at an annual rate of $17 per account from the GW&K Equity Fund and $21 per account from the GW&K Government Securities Fund, provided, however, that the minimum fee is $1,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         MGF also provides accounting and pricing services to the Funds. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable MGF to perform its duties, each Fund pays MGF a fee in accordance with the following schedule:

         Average Monthly Net Assets                         Monthly Fee

          0 - $ 50,000,000                                     $2,000

         50 -  100,000,000                                      2,500
        100 -  250,000,000                                      3,000
        Over   250,000,000                                      4,000

In addition, each Fund pays all costs of external pricing services.



         In addition, MGF is retained to provide administrative services to the Funds. In this capacity, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. MGF supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, each Fund pays MGF a fee at the annual rate of .100% of the average value of its daily net assets up to $100,000,000, .075% of such assets from $100,000,000 to $200,000,000 and .050% of such assets in excess of $200,000,000; provided, however, that the minimum fee is $1,000 per month for each Fund.

STATEMENTS OF ASSETS AND LIABILITIES

         The Funds' Statements of Assets and Liabilities as of October 17, 1996, which have been audited by Arthur Andersen LLP, are attached to this Statement of Additional Information.

                       THE GANNETT WELSH & KOTLER FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES

                                     AS OF

                               OCTOBER 17, 1996

                                 TOGETHER WITH

                               AUDITORS' REPORT

                              ARTHUR ANDERSEN LLP

                   Report of Independent Public Accountants

To the Trustees and Shareholders of
  The Gannett Welsh & Kotler Funds:

         We have audited the accompanying statements of assets and liabilities of the GW&K Equity Fund and the GW&K Government Securities Fund of The Gannett Welsh & Kotler Funds as of October 17, 1996. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of the GW&K Equity Fund and the GW&K Government Securities Fund of The Gannett Welsh & Kotler Funds as of October 17, 1996 in conformity with generally accepted accounting principles.

                                                     /s/ Arthur Andersen LLP
                                                     Arthur Andersen LLP

Cincinnati, Ohio
  October 25, 1996

                       THE GANNETT WELSH & KOTLER FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES

                             AS OF OCTOBER 17,1996


                                                                                            GW&K
                                                                    GW&K                 GOVERNMENT
                                                                   EQUITY                SECURITIES
                                                                    FUND                    FUND

   ASSETS:
       Cash                                                     $   98,834              $    2,000
       Organization costs (Note 2)                                  34,500                  34,500

                      Total assets                                 133,334                  36,500


   LIABILITIES:
         Accrued expenses (Note 2)                                  34,500                  34,500

                      Total liabilities                             34,500                  34,500


         Net assets for shares of
             beneficial interest outstanding                    $   98,834              $    2,000


             Shares outstanding                                      9,883                     200


         Net asset value, offering price
             and redemption price per share                     $    10.00              $    10.00




             The accompanying notes are an integral part of this statement.

                       THE GANNETT WELSH & KOTLER FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES

                            AS OF OCTOBER 17, 1996

(1)      The Gannett Welsh & Kotler Funds (the Trust) is a diversified open-end investment company established as a Massachusetts business trust under a Declaration of Trust dated April 24,
             1996.   The Trust has established two series to date, the
             GW&K Equity Fund and the GW&K Government Securities Fund (the Funds). The Trust has had no operations except for the initial issuance of shares. On October 17, 1996, 9,883 shares of the GWK Equity Fund and 200 shares of the GW&K Government Securities Fund were issued for cash at $10.00 per share.

(2)      Expenses incurred in connection with the organization of the
             Trust and the initial offering of shares are estimated to be $69,000, which includes $40,000 paid to MGF Service Corp., the Funds' administrator. These expenses have been paid by Gannett Welsh & Kotler, Inc. (the Adviser). Upon commencement of the public offering of shares of the Funds, each Fund will reimburse the Adviser for an equal share of such expenses, with that amount being capitalized and amortized on a straight-line basis over five years. As of October 17, 1996, all outstanding shares of the Funds were held by affiliates of the Adviser, who purchased these initial shares in order to provide the Trust with its required capital. In the event the initial shares of the Funds are redeemed below the required minimum initial capitalization of $100,000 by any holder thereof at any time prior to the complete amortization of organizational expenses, the redemption proceeds payable with respect to such shares will be reduced by the pro rata share (based upon the portion of the shares redeemed in relation to the required minimum initial capitalization) of the unamortized deferred organizational expenses as of the date of such redemption.

(3) Reference is made to the Prospectus and this Statement of Additional Information for a description of the Advisory Agreement, the Plan of Distribution, Administration Agreement, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

                       THE GANNETT WELSH & KOTLER FUNDS

PART C.                    OTHER INFORMATION

Item 24.                   Financial Statements and Exhibits

     (a)      (i)        Financial Statements included in Part A:

                         None

              (ii)       Financial Statements included in Part B:

                         Statements of Assets and Liabilities, October 17,
                         1996

                         Notes to Financial Statements

                         Report of Independent Accountants

     (b)      Exhibits

              (1)      (i)      Agreement and Declaration of Trust*

                       (ii)     Amendment No. 1 to Agreement & Declaration of
                                Trust

              (2)               Bylaws*

              (3)               Inapplicable

              (4)               Inapplicable

              (5)               Form of Advisory Agreement with Gannett Welsh
                                & Kotler, Inc.*

              (6)               Inapplicable

              (7)               Inapplicable

              (8)               Form of Custody Agreement with Investors Bank
                                & Trust Company

              (9)      (i)      Form of Administrative Services Agreement with
                                MGF Service Corp.*

                       (ii) Form of Accounting Services Agreement with MGF Service Corp.*

                  (iii) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with MGF Service Corp.*

              (10)              Opinion and Consent of Counsel

               (11)              Consent of Independent Public Accountants

               (12)              Inapplicable

               (13)              Form of Agreement Relating to Initial Capital*

               (14)              Gannett Welsh & Kotler Individual Retirement
                                 Account Plan**

               (15)              Form of Plan of Distribution Pursuant to Rule
                                 12b-1*

               (16)              Inapplicable

               (17)     (i)      Financial Data Schedule for the GW&K Equity
                                 Fund

                        (ii) Financial Data Schedule for the GW&K Government Securities Fund

               (18)              Inapplicable

--------------------------------------

* Incorporated by reference to the Trust's initial registration statement on Form N-1A.

**       To be filed by amendment.



Item 25.          Persons Controlled by or Under Common Control with
                  Registrant

                  After commencement of the public offering of the Registrant's shares, the Registrant expects that no person will be directly or indirectly controlled by or under common control with the Registrant.

Item 26.          Number of Holders of Securities



                  As of October 1, 1996, there were no holders of the shares of beneficial interest of the Registrant.



Item 27.          Indemnification

                  Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

                           "Section 6.4  Indemnification of Trustees,
                           Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (disabling conduct). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                           Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered

                           Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                           Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy will provide coverage to the Registrant, its Trustees and officers, and Gannett Welsh & Kotler, Inc. (the "Adviser"). Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

                  The Advisory Agreement with the Adviser provides that the Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Advisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust, provided, however, that such acts or omissions shall not have resulted from the Adviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Adviser in its actions under the Advisory Agreement or breach of its duty or of its obligations under the Advisory Agreement.

Item 28.  Business and Other Connections of the Investment
                  Adviser

                  (a) The Adviser is an independent investment counsel firm that has advised individual and institutional clients since 1974. The Adviser serves as the investment adviser to the GW&K Equity Fund, L.P.

                  (b) The directors and officers of the Adviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:


                   (i)           Harold G. Kotler - A Principal and President
                                    of the Adviser.

                                    President of the Registrant. He is also a Principal and President of GSD, Inc., the General Partner of the GW&K Equity Fund, L.P.

                   (ii) Benjamin H. Gannett - A Principal and Executive Vice President and Treasurer of the Adviser.

                                  Treasurer of the Registrant and a
                                  Principal of GSD, Inc.

                  (iii) Edward B. White - A Principal and Senior Vice President of the Adviser.

                                  A Principal of GSD, Inc.

                   (iv) Nancy G. Angell - A Principal and Senior Vice President of the Adviser.

                    (v) Jeanne M. Skettino - A Principal and Senior Vice President of the Adviser.

                   (vi) Jackson O. Welsh - Senior Vice President of the Adviser.

                  (vii)           Thomas F. X. Powers - Vice President of the
                                  Adviser.


Item 29.  Principal Underwriters

         (a)      Inapplicable

         (b)      Inapplicable

         (c)      Inapplicable

Item 30. Location of Accounts and Records

                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 222 Berkeley Street, Boston, Massachusetts 02116 as well as at the offices of the Registrant's transfer agent located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

Item 31.   Management Services Not Discussed in Parts A or B

           Inapplicable

Item 32.   Undertakings

                  (a)      Inapplicable

                  (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.


                        (c) The Registrant undertakes to furnish each
                           person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                  (d) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Fund's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 2nd day of October, 1996.

                                              THE GANNETT WELSH & KOTLER FUNDS

                                              By:/s/ Harold G. Kotler
                                              Harold G. Kotler
                                              President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

   Signature                                         Title                       Date

/s/ Harold G. Kotler                                 President                  October 2, 1996
Harold G. Kotler                                     and Trustee

/s/ Benjamin H. Gannett                              Treasurer                  October 2, 1996
Benjamin H. Gannett                                  and Trustee

/s/Arlene Zoe-Aponte Gonzalez                        Trustee                    October 2, 1996
Arlene Zoe-Aponte Gonzalez

/s/ Morton S. Grossman                               Trustee                    October 2, 1996
Morton S. Grossman

/s/ Timothy P. Neher                                 Trustee                    October 2, 1996
Timothy P. Neher

/s/Josiah A. Spaulding, Jr.                          Trustee                    October 2, 1996
Josiah A. Spaulding, Jr.


/s/ Allan Tofias                                     Trustee                    October 2, 1996
Allan Tofias